Provision For Income Tax - Schedule of an Analysis of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Net operating loss carried forward	$ 515,228	$ 174,915
Less: Valuation allowance	(329,863)
Deferred tax assets - net	$ 185,365	$ 174,915